UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23709

Monachil Credit Income Fund

(Exact name of registrant as specified in charter)

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Address of principal executive offices) (Zip code)

Joseph McNeila

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Name and address of agent for service)

With Copies to:

David Baum	Martin H. Dozier
Alston & Bird LLP	Alston & Bird LLP
The Atlantic Building	One Atlantic Center
950 F Street NW	1201 West Peachtree Street
Washington, D.C. 20004	Atlanta, GA 30309
Tel: (202) 239-3300	Tel: (404) 881-7000
Fax: (202) 239-3333	Fax: (404) 881-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

Monachil Credit Income Fund
Semi-Annual Report
For the Period Ended June 30, 2025

Monachil Credit Income Fund
Table of Contents
For the Six Months Ended June 30, 2025

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited)
As of June 30, 2025

Principal Amount		Value
	ASSET-BACKED SECURITIES – 19.5%
	COLLATERALIZED LOAN OBLIGATIONS – 13.9%
	Barrow Hanley CLO II, Ltd.
$250,000	Series 2023-2X, Class C, 7.772% (3-Month Term SOFR+350 basis points), 10/20/20351,2	$251,784
	BCC Middle Market CLO
250,000	Series 2023-1A, Class D, 10.919% (3-Month Term SOFR+665 basis points), 7/20/20351,2,3	251,651
250,000	Series 2023-1A, Class E, 14.109% (3-Month Term SOFR+984 basis points), 7/20/20351,2,3	252,507
	Canyon Capital CLO, Ltd.
250,000	Series 2023-1X, Class E, 12.236% (3-Month Term SOFR+798 basis points), 10/15/20361,2	251,211
	Carlyle US CLO, Ltd.
250,000	Series 2023-2X, Class D1, 9.272% (3-Month Term SOFR+500 basis points), 7/20/20361,2	250,013
	CIFC-LBC Middle Market CLO LLC
250,000	Series 2023-1I, Class C, 8.569% (3-Month Term SOFR+430 basis points), 10/20/20351,2	251,196
500,000	Series 2023-1I, Class D, 10.769% (3-Month Term SOFR+650 basis points), 10/20/20351,2	503,362
250,000	Series 2023-1I, Class E, 13.569% (3-Month Term SOFR+930 basis points), 10/20/20351,2	253,443
	Fortress Credit BSL Limited
250,000	Series 2023-2X, Class D, 10.545% (3-Month Term SOFR+627 basis points), 7/24/20361,2	251,415
	Man US CLO, Ltd.
250,000	Series 2023-1A, Class D, 10.122% (3-Month Term SOFR+585 basis points), 7/20/20351,2,3	250,872
	New Mountain Guardian IV Rated
167,500	Series 2023-1A, Class A2, 8.800% (3-Month Term SOFR+450 basis points), 8/22/20361,2,3,4	167,500
		2,934,954
	CONSUMER ABS – 4.7%
200,000	Auxilior Term Funding LLC Series 2023-1A, Class E, 10.970%, 12/15/20321,3	209,541
	Carvana Auto Receivables Trust
9,524	Series 2021-P1, Class A4, 0.860%, 1/11/20271	9,507
3,486	Series 2023-P5, Class A2, 5.770%, 4/12/20271,3	3,487
196	Series 2024-P1, Class A2, 5.500%, 8/10/20271,3	196
1,000	Series 2023-P4, Class C, 6.550%, 12/10/20291,3	1,057
1,000	Series 2024-P1, Class C, 5.570%, 7/10/20301,3	1,028
1,000	Series 2024-P1, Class D, 6.250%, 3/10/20311,3	1,035

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) — Continued
As of June 30, 2025

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	CONSUMER ABS (Continued)
$21,092	CNH Equipment Trust Series 2023-B, Class A2, 5.900%, 2/16/20271	$21,104
100,000	CP EF Asset Securitization II LLC Series 2023-1X, Class C, 7.560%, 3/15/20321	98,905
16,088	DLLAA LLC Series 2023-1X, Class A2, 5.930%, 7/20/20261	16,107
11,258	DT Auto Owner Trust Series 2023-3A, Class A, 6.290%, 8/16/20271,3	11,266
76,208	Foundation Finance Trust Series 2023-1X, Class D, 9.180%, 12/15/20431	81,430
100,000	GLS Auto Receivables Trust Series 2023-2X, Class D, 6.310%, 3/15/20291	102,113
340	GM Financial Consumer Automobile Receivables Trust Series 2021-4, Class A3, 0.680%, 9/16/20261	340
90,190	Goodleap Sustainable Home Solutions Trust Series 2023-4CX, Class B, 7.970%, 3/20/20571	76,679
100,000	OneMain Financial Issuance Trust Series 2023-2X, Class D, 7.520%, 9/15/20361	103,078
	Upstart Securitization Trust
5,714	Series 2023-2X, Class A, 6.770%, 6/20/20331	5,718
250,000	Series 2023-2X, Class B, 7.920%, 6/20/20331	252,760
		995,351
	OTHER ABS – 0.9%
149,700	Lunar Aircraft, Ltd. Series 2020-1A, Class A, 3.376%, 2/15/20451,3	146,073
	MetroNet Infrastructure Issuer LLC
25,000	Series 2023-1X, Class A2, 6.560%, 4/20/20531	25,613
25,000	Series 2023-1X, Class B, 8.010%, 4/20/20531	26,044
		197,730
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,057,428)	4,128,035
	BANK LOANS – 67.2%
	AIRLINES – 0.1%
32,454	SkyMiles IP Ltd. 8.558% (3-Month Term SOFR+375 basis points), 10/20/20271,2	32,703
	CONSUMER LOAN POOLS – 67.1%
803,181	Capsource II Acquisition 12.000%, 1/24/20354	803,181
6,347,690	Capsource Venture 12.170%, 3/21/20344	6,812,240

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) — Continued
As of June 30, 2025

Principal Amount		Value
	BANK LOANS (Continued)
	CONSUMER LOAN POOLS (Continued)
$2,240,091	Innovate Master Trust Series 2023-1 17.749%, 11/7/20364	$788,689
5,806,452	Stratus Financial LLC 12.568%, 8/6/20344	5,806,451
		14,210,561
	TOTAL BANK LOANS (Cost $14,426,439)	14,243,264
Number of Shares
	CLOSED-END FUNDS – 1.1%
10,000	Great Elm Capital Corp	106,200
10,000	MidCap Financial Investment Corp	126,200
	TOTAL CLOSED-END FUNDS
	(Cost $212,320)	232,400
	COMMON STOCKS – 1.4%
	INVESTMENT COMPANIES – 1.4%
10,000	CION Investment Corp.	95,700
5,000	FS KKR Capital Corp.	103,750
8,500	Portman Ridge Finance Corp.	106,420
		305,870
	TOTAL COMMON STOCKS
	(Cost $283,700)	305,870
Principal Amount
	CORPORATE BONDS – 2.1%
	INVESTMENT COMPANIES – 2.1%
$1,000	Ares Capital Corp 3.250%, 7/15/20251	999
500,000	Prospect Capital Corp 3.437%, 10/15/20281	448,305
		449,304
	TOTAL CORPORATE BONDS
	(Cost $432,336)	449,304
	U.S. TREASURY BILLS – 14.1%
	United States Treasury Bill
550,000	4.204%, 8/19/2025	546,784
360,000	4.112%, 9/2/2025	357,319

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) — Continued
As of June 30, 2025

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$1,000,000	4.157%, 9/25/2025	$989,978
400,000	4.201%, 10/2/2025	395,640
700,000	4.183%, 10/14/2025	691,447
		2,981,168
	TOTAL U.S. TREASURY BILLS
	(Cost $2,981,302)	2,981,168
	TOTAL INVESTMENTS – 105.4%
	(Cost $22,393,525)	22,340,041
	Liabilities in Excess of Other Assets – (5.4)%5	(1,153,564)
	TOTAL NET ASSETS – 100.0%	$21,186,477

LLC — Limited Liability Company
US — United States
1 Callable.
2 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,296,213, which represents 6.1% of the total net assets of the Fund.
4 The value of these securities was determined using significant unobservable inputs. These are reported as level 3 securities in the Fair Value Hierarchy.
5 Includes Cash, Cash equivalents, Dividends and interest, and Total liabilities.
Contracts	Expiration Date	Number of Contracts	Notional Value	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Index Futures
Short Contracts
CBOE IBOXX ISHARES	September 3, 2025	(37)	$(6,356,633)	$(6,446,695)	$(90,062)
CBOE IBOXX ISHARES	December 2, 2025	(2)	(351,000)	(351,720)	(720)
TOTAL FUTURES CONTRACTS			$(6,707,633)	$(6,798,415)	$(90,782)
See accompanying Notes to Consolidated Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
As of June 30, 2025

Assets:
Investments, at value (cost $22,393,525)	$22,340,041
Cash	180,149
Cash deposited with broker for Futues	110,410
Variation margin on futures contracts (Note 2)	112
Receivables:
Dividends and interest	236,107
Due from Investment Manager	200,486
Other receivable	116,789
Prepaid expenses	2,475
Total assets	23,186,569
Liabilities:
Payables:
Accounts Payable	237,688
Legal fees	73,521
Chief Compliance Officer fees	22,244
Auditing fees	7,434
Fund shares redeemed	7,264
Trustees’ fees and expenses	3,305
Other accrued expenses	1,648,636
Total liabilities	2,000,092
Commitments and contingencies (Note 11)	—
Net Assets	$21,186,477
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) — Continued
As of June 30, 2025

Components of Net Assets:
Paid-in Capital	$21,396,446
Total accumulated deficit	(209,969)
Net Assets	$21,186,477
Maximum Offering Price per Share
Class I Shares:
Shares Outstanding
Shares of common stock issued and outstanding	2,125,121
Net asset value per share	$9.97
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest	$928,055
Dividends	18,595
Total investment income	946,650
Expenses:
Legal fees	179,642
Investment Manager fees	131,093
Fund administration fees	35,873
Chief Compliance Officer fees	33,406
Transfer agent fees and expenses	25,875
Shareholder reporting fees	25,504
Trustees’ fees and expenses	20,305
Custody fees	15,700
Incentive fees	15,000
Fund accounting fees	13,605
Registration fees	11,934
Auditing fees	7,434
Insurance fees	677
Miscellaneous	76,645
Total expenses, before waivers	592,693
Less: Investment Manager fees waived	(131,093)
Other expenses absorbed	(263,065)
Net expenses	198,535
Net Investment income	748,115
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	4,018
Future contracts	85,588
Net realized gain	89,606
Net change in unrealized appreciation/depreciation on:
Investments	211,182
Futures contracts	(136,652)
Net change in unrealized appreciation/depreciation	74,530
Net realized and unrealized gain (loss) on investments	164,136
Net increase (decrease) in net assets resulting from operations	$912,251
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net Investment income	$748,115	$2,548,074
Net realized gain (loss) on investments	89,606	(10,859)
Net change in unrealized appreciation/depreciation on investments	74,530	(376,900)
Net increase in net assets resulting from operations	912,251	2,160,315
Distributions to Shareholders:
Distributions:
Class I	(1,056,972)	(2,277,319)
Total distributions to shareholders	(1,056,972)	(2,277,319)
Capital Transactions:
Sale of Shares
Class I	402,200	704,024
Reinvestment of distributions:
Class I	27,004	33,071
Shares Repurchased
Class I	(27,283)	(400,050)
Net increase in net assets from capital transactions	401,921	337,045
Total increase in net assets	257,200	220,041
Net Assets:
Beginning of period	20,929,277	20,709,236
End of period	$21,186,477	$20,929,277
Capital Share Transactions:
Sale of Shares
Class I	39,942	70,021
Shares reinvested:
Class I	2,704	3,312
Shares Repurchased
Class I	(2,730)	(40,005)
Net increase in capital share transactions	39,916	33,328
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended June 30, 2025

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$912,251
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(5,174,205)
Sales of long-term portfolio investments	6,211,314
Purchases of short-term portfolio investments	(7,298,287)
Sales of short-term portfolio investments	5,363,625
Decrease in dividends and interest	79,242
Increase in due from investment manager	(62,196)
Decrease in other receivable	52,811
Decrease in prepaid expenses	15,917
Change in variation margin on futures contracts (Note 2)	728
Increase in trustees’ fees and expenses	3,305
Increase in accounts payable	135,284
Decrease in auditing fees	(7,566)
Increase in legal fees	73,521
Increase in chief compliance officer fees	16,632
Increase in other accrued expenses	1,362,248
Decrease in commitments and contingencies (note 11)	(870,968)
Net amortization on investments	(87,515)
Net realized gain (loss)	(4,018)
Net change in unrealized appreciation/depreciation on investments	(211,182)
Net cash provided by (used for) operating activities	510,941
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	402,200
Dividends paid to shareholders, net of reinvestments	(1,029,968)
Cost of shares redeemed	(219,219)
Net cash provided by (used for) financing activities	(846,987)
Net decrease in cash and foreign currency	(336,046)
Cash and foreign currency:
Beginning of period	626,606
End of period	$290,560
End of year Cash Balances
Cash	180,149
Cash Deposited with broker	110,410
End of period:	$290,559
Non-cash financing activities not included herein consist of $27,004 of reinvested dividends.
Non-cash financing activities not included herein consist of $85,588 of Futures Gain (Loss).
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Period December 5, 2022* through December 31, 2022
Net asset value, beginning of period	$10.04	$10.09	$10.02	$10.00
Income from Investment Operations:
Net investment income1	0.35	1.232	0.98	0.07
Net realized and unrealized gain (loss) on investments	0.07	(0.19)	0.10	0.02
Total from investment operations	0.43	1.04	1.08	0.09
Less Distributions:
From net investment income	(0.50)	(0.96)	(1.01)	—
From return of capital	—	—	—	(0.07)
From net realized gain	—	(0.13)	—	—
Total distributions	(0.50)	(1.09)	(1.01)	(0.07)
Net asset value, end of period	$9.97	$10.04	$10.09	$10.02
Total return3	4.39%4	10.96%	11.37%	0.91%4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,186	$20,929	$20,709	$14,436
Gross investment income (loss) to average net assets	3.37%5	7.51%	4.22%	(7.73)%5
Net investment income (loss) to average net assets	7.13%5	12.23%	9.35%	9.41%5
Ratio of gross expenses to average net assets	5.65%5	7.23%	7.91%	21.06%5
Ratio of net expenses to average net asets	1.89%5	2.52%6	2.78%	3.93%5
Portfolio turnover rate	27%4	66%	136%	0%4

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Amount includes a non-recurring, one-time payment of litigation and recovery of previously paid expenses. The per share Impact to the net investment income is $0.03.
3 Total return would have been lower had fees not been waived or absorbed by the Investment Manager. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class I Shares.
4 Not annualized.
5 Annualized.
6 The ratio of net expense to average net average net assets would have been 4.07% had the Investment Manager not voluntary waived the incentive fee.
See accompanying Consolidated Notes to Financial Statements.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited)
June 30, 2025

Note 1 — Organization
Monachil Credit Income Fund (“Fund”) was organized as a Delaware statutory trust on June 3, 2021, and operates under an Amended and Restated Agreement and Declaration of Trust dated July 13, 2022 (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.
The Fund intends to operate as an interval fund, pursuant to Rule 23c-3, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value (“NAV”).
The Fund commenced operations on December 5, 2022. Simultaneous with the commencement of the Fund’s operations, Wolf River INV LLC (the “Predecessor Fund”), a Delaware limited liability company, reorganized with, and transferred substantially all its assets and remaining liabilities into, the Fund in exchange for 1,431,157 Class I shares valued at $14,311,572. The Predecessor Fund had substantially the same investment objective and strategies as those of the Fund. The Fund and the Predecessor Fund share the same investment manager and portfolio managers. The Agreement and Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on June 8, 2022. The reorganization was accomplished at the close of business on December 2, 2022.
Cash, interest receivable and securities of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.
Monachil Capital Partners LP serves as the investment manager (the “Investment Manager”) of the Fund. The Investment Manager is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.
The Fund’s primary investment objective is to provide investors with current income and attractive risk adjusted returns with low correlation to the equity and fixed income markets.
The Fund has registered two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Only Class I Shares have been offered as of June 30, 2025.
(a) Consolidation of Subsidiary
The Fund may seek to provide exposure to certain securities that are not freely tradeable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the asset to be held by a non-U.S. person (“other restricted non-U.S. securities”) by investing through Wolf River Cayman Ltd. and Taffy III Ltd., wholly owned and controlled subsidiaries Wolf River Cayman Ltd. had no operation for the six months ended June 30, 2025. Taffy III Ltd. (the “Subsidiary”) may invest in Regulation S securities and other restricted non-U.S. securities. Regulation S securities are debt or equity securities of U.S. and foreign issuers offered through private offerings exempt from registration with the SEC pursuant to Regulation S of the Securities Act of 1933, as amended. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

Subsidiary is advised by the Investment Manager and has the same investment objective as the Fund. The Subsidiary may also hold cash and invest in other instruments, including fixed-income investments, which are not Regulation S securities or other restricted non-U.S. securities, either as investments or to serve as margin or collateral for the Subsidiary’s Regulation S or other restricted non-U.S securities positions. Taffy III Ltd. transferred all assets and liabilities to the Fund on January 21, 2025 given that the Investment Manager determined that the use of Taffy III Ltd. was not currently needed for attempting to meet the Fund’s investment objective.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their consolidated financial statements. The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
Pursuant to Rule 2a-5, the Board has designated the Investment Manager as its valuation designee (“Valuation Designee”) to perform the fair value determinations relating to all the Fund’s investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through a committee. The Fund values its investments in accordance with valuation procedures of the Fund (“Valuation Procedures”) and the Investment Manager. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Investment Manager in good faith, taking into consideration all available information and other factors that the Investment Manager deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s NAV, the Investment Manager, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Investment Manager generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Investment Manager may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s Valuation Procedures:
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Other fixed-income securities may be valued by an outside pricing service overseen by the Investment Manager. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Investment Manager, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

Futures contracts are typically exchange traded and valued at the last reported sale on the principal exchange in which the security is traded. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Investment Manager will make a determination in good faith of the fair value of the security. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“Forward Contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All Forward Contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the Forward Contract is settled. Counterparties to these Forward Contracts are major U.S. financial institutions.
(d) Futures
A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time, (“Future Contract”). The value of a Future Contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, Future Contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), and to distribute substantially all of its net investment income and any net realized gains to its shareholders. However, the Fund did not qualify as a RIC for the period from the commencement of operations on December 5, 2022 through December 31, 2022 given the short time period since the Fund commenced operations. As such, the Fund was taxed as a corporation for the period from the commencement of operations on December 5, 2022 through December 31, 2022. For the fiscal years ended December 31, 2023, and December 31, 2024, the Fund qualified as a RIC, and intends to continue to qualify. Corporate taxes incurred by the Fund during the period it was not a regulated investment company were paid by the Investment Manager through fee waivers or expense reimbursements pursuant to the terms of the Expense Limitation and Reimbursement Agreement as detailed in Note 3. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for consolidated financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the periods from the commencement of operations on December 5, 2022 through December 31, 2022, the years ended December 31, 2023 and December 31, 2024, and the six months ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund plans to make monthly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a monthly distribution and net capital gains, if any, earned each year.
(h) Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

to the segment and assess its performance and has discrete financial information available. The Fund’s Investment Manager acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and performance of the Fund is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and segment expenses are listed on the accompanying Consolidated Statement of Operations.
Note 3 — Investment Advisory and Other Agreements
The Fund entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays the Investment Manager an investment management fee (the “Management Fee”) that consists of two components: (i) an advisory fee (the “Advisory Fee”), and (ii) an incentive fee (the “Incentive Fee”). The Fund pays the Investment Manager a monthly Advisory Fee equal to 1.25% on an annualized basis of the Fund’s average daily Managed Assets for the period. The Advisory Fee is paid to the Investment Manager out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.
The Advisory Fee is paid to the Investment Manager before giving effect to any repurchase of Shares of the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Advisory Fee is accrued daily, is due, and payable monthly in arrears within ten (10) Business Days after the end of the month.
The Investment Manager does not receive separate compensation from the Subsidiary for providing them with investment management or administrative services.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus the Fund’s operating expenses for the quarter. For such purposes, the Fund’s operating expenses will include the Advisory Fee, but will exclude the Incentive Fee. “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of Fund Shares reduced by amounts paid in connection with purchases of Fund Shares pursuant to the Fund’s share repurchase program.
The portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 1.765% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Investment Manager with an Incentive Fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of adjusted capital in any fiscal quarter; and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved. For the six months ended June 30, 2025, the Incentive Fee was $15,000 as reported in the Consolidated Statement of Operations.
The calculation of the Incentive Fee for each fiscal quarter is as follows:
No Incentive Fee is payable in any fiscal quarter in which the Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate; 100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.765% in any fiscal quarter

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

(7.06% annualized) is payable to the Investment Manager and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter (7.06% annualized) is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved, (15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Investment Manager).
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Management Fee, taxes, borrowing and other investment-related costs and fees paid to unaffiliated third parties including interest payments on borrowed funds, loan origination fees, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees, distribution or servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class I Shares. (the “Expense Limit”). Additionally, under the Expense Limitation and Reimbursement Agreement, the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume payment of any RIC Non-Qualification Taxes up to a maximum of $1 million in a tax year for Fund’s first two tax years or periods, subject to extensions for future tax years. For a period not to exceed three years from the date on which a waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of waiver or the expense limit in effect at the time of recoupment, whichever is lower. A Waiver for RIC Non-Qualification Taxes is not subject to recoupment. The Expense Limitation and Reimbursement Agreement had an initial two-year term, which ended on April 30, 2025. After its initial two-year term, the Expense Limitation and Reimbursement Agreement is subject to renewal annually for one-year terms thereafter. The Investment Manager has extended the Expense Limitation and Reimbursement Agreement for an additional one-year term, which ends on April 30, 2026.
At June 30, 2025, the amount of these potentially recoverable expenses was $2,218,638. The Investment Manager may recapture all or a portion of this amount no later than December 31st of the year stated below:
2025	$183,117
2026	981,635
2027	659,728
2028	394,158
Total	$2,218,638
UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a. an affiliate of UMBFS, serves as the Fund’s custodian; and Distribution Services, LLC serves as the distributor of the shares of the fund.
The Fund’s Chief Compliance Officer is an employee of Accredence, LLC.
Note 4 — Federal Income Taxes
At June 30, 2025, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$23,393,525
Gross unrealized appreciation	674,222
Gross unrealized depreciation	(727,706)
Net unrealized depreciation on investments	$(53,484)

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$629,442
Undistributed long-term capital gains	—
Tax accumulated earnings	629,442
Accumulated capital and other losses	(430,024)
Unrealized depreciation on investments and foreign currency	(264,666)
Total accumulated deficit	$(65,248)
The tax character of distributions paid during the fiscal year ended December 31, 2024 and December 31, 2023 were as follows:
	2024	2023
Ordinary income	$2,277,319	$668,440
Net long-term capital gains	—	—
Return of Capital	—	1,196,154
Total distributions paid	$2,277,319	$1,864,594
As of December 31, 2024, the Fund had a short-term capital loss carryforward of $430,024. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code Limitations.
Note 5 — Investment Transactions
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were $5,174,205 and $6,211,314, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value is more subjective. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Monachil Credit Income Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset Backed Securities
Collateralized Loan Obligations	$—	$2,767,454	$167,500	$2,934,954
Consumer ABS.	—	995,351	—	995,351
Other ABS	—	197,730	—	197,790
Bank Loans
Airlines	—	32,703	—	32,703
Consumer Loan Pools	—	—	14,210,561	14,210,561
Closed-End Funds	232,400	—	—	232,400
Common Stocks	305,870	—	—	305,870
Corporate Bonds	—	449,304	—	449,304
United States Treasury Bills	—	2,981,168	—	2,981,168
Total Investments	$538,270	$7,423,710	$14,378,061	$22,340,041
Liabilities
Other Financial Instruments
Futures*	$(90,782)	$—	$—	$(90,782)
Total Liabilities	$(90,782)	$—	$—	$(90,782)

* The fair value of the Fund’s investment represents the net unrealized depreciation as of June 30, 2025.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Bilateral Loans	Collateralized Loan Obligations	Consumer Loan Pools
Balance as of December 31, 2024	$2,090,689	$167,500	$12,251,959
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Total realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	222,753
Amortization	—	—	32,026
Net purchases	—	—	4,257,789
Net sales	(2,090,689)	—	(2,547,903)
Return of Capital	—	—	(6,063)
Balance as of June 30, 2025	$—	$167,500	$14,210,561
Valuation techniques and unobservable inputs of Level 3 assets measured at fair value as of June 30, 2025 are as follows:
	Fair Value as of June 30, 2025	Valuation Techniques	Unobservable Input	Inputs
Assets
Collateralized Loan Obligations	$167,500	Market Approach	Estimated liquidation value	N/A
Bilateral Consumer Loan Pools	$14,210,561	Market Approach	Estimated liquidation value	N/A
An increase to the input would result in an increase to the valuation of the Level 3 securities. A decrease to the input would result in a decrease to the valuation of the Level 3 securities.
Note 8 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the period ended June 30, 2025.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the fund as of June 30, 2025 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location	Value
Equity contracts	N/A	$—	Unrealized depreciation on futures contracts	$(90,782)
Total		$—		$(90,782)

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the period ended June 30, 2025 are as follows:
Realized Gain/Loss on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$85,588	$85,588
Total	$85,588	$85,588
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$(136,652)	$(136,652)
Total	$(136,652)	$(136,652)
The quarterly average volumes of derivative instruments in the Fund as of June 30, 2025 are as follows:
Derivatives not designated as hedging instruments		Notional Value
Equity contracts	Short futures contracts	$(3,926,998)
Note 9 — Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its consolidated financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present. There were no gross amounts of the financial instruments or corresponding amounts related to financial instruments/cash collateral not offset as of June 30, 2025.
Note 10 — Limited Liquidity
The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.
The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% of its Shares at NAV on a regular schedule.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

Data regarding the repurchase offers conducted by the Fund for the year ended June 30, 2025 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	February 28, 2025	June 6, 2025
Repurchase Request	March 31, 2025	June 30, 2025
Repurchase Pricing date	March 31, 2025	June 30, 2025
Net Asset Value as of Repurchase Offer Date
Class I Shares	$10.01	$9.95
Amount Repurchased	$20,020	$7,263
Class I Shares	2,000	730
Percentage of Outstanding Shares Repurchased
Class I Shares	0.09%	0.03%
In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. For IRA investors an annual maintenance fee of $50 will be charged on all accounts. During the six months ended no fees were charged.
Note 11 — Commitments
There were no investment commitments or unfunded commitments noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities as of June 30, 2025.
Note 12 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of June 30, 2025, a trustee and officer of the Trust owns approximately 57% and an unaffiliated shareholder owns approximately 40% of the outstanding Class I shares of the Fund.
Note 13 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance,

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2025

the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 14 — Events Subsequent to the Fiscal Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Monachil Credit Income Fund
FUND INFORMATION (Unaudited)
June 30, 2025

	TICKER	CUSIP
Monachil Credit Income Fund – Class I Shares	MONIX	60886J200
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (855) 552-5520.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 552-5520 or on the SEC website at www.sec.gov.
The Fund’s Statement of Additional Information is available, without charge, upon request. To place a request for this information, call or write us through the contact information provided below under Monachil Credit Income Fund. This information is also available, free of charge, at monachilfunds.com.
MONACHIL CREDIT INCOME FUND
c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212 (855) 552-5520
Investment Manager Monachil Capital Partners LP 1 Sound Shore Drive, Suite 303 Greenwich, CT 06830	Transfer Agent / Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, n.a. 1010 Grand Boulevard Kansas City, MO 64106	Distributor Distribution Services, LLC 3 Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm Tait, Weller & Baker LLP Two Liberty Place 50 S. 16th Street, Suite 2900 Philadelphia, PA 19102	Fund Counsel Alston & Bird LLP 950 F St. NW Washington, DC 20004

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

As of the date of the filing of the report, there are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Monachil Credit Income Fund

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Principal Executive Officer)

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Principal Executive Officer)

Date	September 5, 2025

By (Signature and Title)*	/s/ Joseph McNeila
Joseph McNeila, Treasurer
(Principal Financial Officer)

Date	September 5, 2025

* Print the name and title of each signing officer under his or her signature.